Receivable factoring (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Description of repayment	Principal and interest are to be repaid within 120 (2023: 120) days from the date of each invoice
Weighted average interest rate	9.80%	9.80%
Interest expense	$ 13,229	$ 16,185
Facility Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Interest bearing loans	$ 480,225	$ 258,415	$ 423,483
Effective interest rate	9.80%	9.80%	9.90%
Weighted average interest rate		9.80%	9.90%
Interest expense		$ 57,068	$ 62,441